Accumulated Other Comprehensive Loss, Net of Tax	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accumulated Other Comprehensive Loss, Net of Tax
ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX:

		Year ended December 31
	Note	2017	2018	2019
Opening balance of foreign currency translation account		$(15.2)	$(14.5)	$(14.4)
Foreign currency translation adjustments		0.7	0.1	(0.2)
Closing balance		(14.5)	(14.4)	(14.6)

Opening balance of unrealized net gain (loss) on currency forward cash flow hedges		$(9.5)	$7.8	$(7.7)
Net gain (loss) on currency forward cash flow hedges(i)		27.9	(14.7)	6.7
Reclassification of net loss (gain) on currency forward cash flow hedges to operations(ii)		(10.6)	(0.8)	4.1
Closing balance(iii)		7.8	(7.7)	3.1

Opening balance of unrealized net gain (loss) on interest rate swap cash flow hedges		$—	$—	$(4.4)
Net loss on interest rate swap cash flow hedges		—	(4.8)	(10.2)
Reclassification of net loss on interest rate swap cash flow hedges to operations		—	0.4	2.5
Closing balance(iv)		—	(4.4)	(12.1)

Actuarial gains (losses) on pension and non-pension post-employment benefit plans	19	$(1.2)	$8.4	$(8.7)
Reclassification of actuarial losses (gains) to deficit		1.2	(8.4)	8.7
Loss on purchase of pension annuities	19	(17.0)	(63.3)	—
Reclassification of loss on purchase of pension annuities to deficit	19	17.0	63.3	—
Closing balance		—	—	—

Accumulated other comprehensive loss		$(6.7)	$(26.5)	$(23.6)

(i)	Net of income tax expense of $0.2 for 2019 (2018 — net of $1.0 income tax benefit; 2017 — net of $2.8 income tax expense).

(ii)
Net of release of income tax benefit of $0.5 associated with the reclassification of net hedge (gain) loss to operations for 2019 (2018 — net of release of $0.7 of income tax expense; 2017 — net of release of $0.3 of income tax expense).

(iii)	Net of income tax expense of $0.2 as of December 31, 2019 (December 31, 2018 — net of $0.5 of income tax benefit; December 31, 2017 — net of $1.2 of income tax expense).

(iv)	No income tax impact as of December 31, 2019 or December 31, 2018.
We expect that the majority of net gains or losses on foreign exchange cash flow hedges reported in the 2019 accumulated other comprehensive loss balance will be reclassified to operations during 2020, primarily in cost of sales, as the underlying expenses that are being hedged are primarily included in cost of sales. The gains or losses on interest rate swap cash flow hedges will be released from OCI to finance costs in each of the respective interest payment periods during the 5-year term of the swap agreements, which mature in 2023 if the options to cancel remain unexercised.